Segment Reporting (Details) - Schedule of company's segment reporting information - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Sales
Sales	$ 339,515	$ 417,824	$ 2,137,607	$ 1,752,976
Gross profit
Gross profit	227,277	201,172	1,376,652	474,507
Income (loss) from operations
Income (loss) from operations	(646,226)	(658,979)	(1,876,684)	(2,084,046)
Interest Expenses
Interest Expenses	3,417	2,823	11,001	45,860
Net income (loss)
Net income (loss)	(649,643)	(663,561)	(1,876,684)	(3,538,103)
Total Assets
Total Assets	2		2,851,186	2,454,908
Goodwill
Goodwill	570,176		570,176	570,176
Operating Segments [Member] | Optron [Member]
Gross profit
Gross profit	44,082	13,424
Income (loss) from operations
Income (loss) from operations	(218,838)	(194,493)
Interest Expenses
Interest Expenses	2,445	2,823
Net income (loss)
Net income (loss)	(215,283)	(191,316)
Total Assets
Total Assets	1,056,154		1,027,669
Goodwill
Goodwill
Operating Segments [Member] | Overhoff [Member]
Gross profit
Gross profit	183,195	187,748
Income (loss) from operations
Income (loss) from operations	(306,356)	(22,655)
Interest Expenses
Interest Expenses	972
Net income (loss)
Net income (loss)	(316,324)	(28,655)
Total Assets
Total Assets	1,403,675		1,754,485
Goodwill
Goodwill	570,176		570,176
Operating Segments [Member] | Corporate [Member]
Sales
Sales
Gross profit
Gross profit
Income (loss) from operations
Income (loss) from operations	(121,036)	(441,831)
Interest Expenses
Interest Expenses
Net income (loss)
Net income (loss)	(118,036)	(443,590)
Total Assets
Total Assets	29,040		69,032
Goodwill
Goodwill
Operating Segments [Member] | Optron [Member]
Sales
Sales	56,994	22,816	482,582	554,890
Gross profit
Gross profit			101,447	124,673
Income (loss) from operations
Income (loss) from operations			(799,837)	(684,097)
Interest Expenses
Interest Expenses			10,076	15,615
Net income (loss)
Net income (loss)			(799,837)	(675,712)
Total Assets
Total Assets			1,027,669	1,084,440
Goodwill
Goodwill
Operating Segments [Member] | Overhoff [Member]
Sales
Sales	$ 282,521	$ 395,008	1,655,025	1,198,086
Gross profit
Gross profit			1,275,205	349,834
Income (loss) from operations
Income (loss) from operations			264,763	(86,862)
Interest Expenses
Interest Expenses
Net income (loss)
Net income (loss)			520,939	(122,862)
Total Assets
Total Assets			1,754,485	1,320,197
Goodwill
Goodwill			570,176	570,176
Operating Segments [Member] | Corporate [Member]
Sales
Sales
Gross profit
Gross profit
Income (loss) from operations
Income (loss) from operations			(1,757,739)	(1,313,087)
Interest Expenses
Interest Expenses			925	30,245
Net income (loss)
Net income (loss)			(1,757,739)	(2,739,529)
Total Assets
Total Assets			69,032	50,271
Goodwill
Goodwill